FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair value
Schedule of financial assets or liabilities measured at fair value on a recurring basis

As of December 31, 2018, the Company did not have financial assets or liabilities that are measured at fair value on a recurring basis, aside from cash which was level 1 (in thousands).

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash	$18,783	$—	$—	$18,783
Money market funds	67	—	—	67
Total cash and cash equivalents	$18,850	$—	$—	$18,850
Commercial paper and corporate bonds	—	7,520	—	7,520
U.S. government agency debt securities	—	12,484	—	12,484
Total marketable securities	$—	$20,004	$—	$20,004
Total financial assets measured at fair value on a recurring basis	$18,850	$20,004	$—	$38,854

Schedule of Company's Derivative Liability and Warrant Liability

The following table provides a roll forward of the aggregate fair values of the Company’s Derivative Liability and Warrant Liability, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	972	168
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes	(2,868)	—
Reclassification of Warrant Liability into 2018 Notes Warrants	—	(242)
Balance as of December 31, 2018	$—	$—

Warrants Issued with the 2018 Notes
Fair value
Schedule of fair value of warrants using the Black Scholes option pricing model

The 2018 Notes Warrants were initially valued and remeasured using a Black‑Scholes option pricing model with the range of assumptions as follows:

Contractual term (in years)	10.0
Volatility	74.48% - 76.56%
Risk‑free interest rate	2.85% - 3.20%
Dividend yield	0.00%